STOCKHOLDERS’ DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 6 – STOCKHOLDERS’ DEFICIT

Stock Incentive Plan

On March 18, 2021, the Company’s Board of Directors adopted the BioRestorative Therapies, Inc. 2021 Stock Incentive Plan (the “2021 Plan”). Pursuant to the 2021 Plan, a total of 1,175,000 (4,700,000,000 pre-reverse stock split) shares of common stock are authorized to be issued pursuant to the grant of stock options, restricted stock units, restricted stock, stock appreciation rights and other incentive awards.

Warrant and Option Valuation

The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. The expected term used for warrants and options issued to non-employees is the contractual life and the expected term used for options issued to employees and directors is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” employee option grants. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Warrant Activity Summary

In applying the Black-Scholes option pricing model to warrants granted or issued, the Company used the following assumptions:

For the Six Months Ended
June 30,
2020
Risk free interest rate	1.63%
Contractual term (years)	5.00
Expected volatility	202%

The weighted average estimated fair value of warrants granted during the six months ended June 30, 2020 was $40 ($0.01 pre-reverse stock split) per share.

During the six months ended June 30, 2021, the Company issued an aggregate of 113,332 (453,328,000 pre-reverse stock split) shares of the Company’ common stock, as a result of the cashless exercise of 123,651 (494,604,977 pre-reverse stock split) warrants to Auctus.

A summary of the warrant activity during the six months ended June 30, 2021 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants(1)	Price(1)	In Years	Value
Outstanding, January 1, 2021	3,750,597	$4.40	4.9	$95,965,883
Granted	-	-
Exercised	(123,651)	4.00
Expired	(99)	16,880
Outstanding, June 30, 2021	3,626,847	$4.00	4.4	$87,725,815

Exercisable, June 30, 2021	3,626,847	$4.00	4.4	$87,725,815

1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

The following table presents information related to stock warrants at June 30, 2021:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price(1)	Warrants(1)	In Years	Warrants(1)
$0.00 - $60	3,625,265	4.4	3,625,265
$800 - $7,960	1,277	3.0	1,277
$8,000 - $11,960	19	2.3	19
$12,000 - $15,960	18	2.0	18
$16,000 - $19,960	246	0.7	246
$20,000 - $23,960	22	0.2	22
	3,626,847	4.4	3,626,847

1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

Stock Options

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

For the Six Months Ended
June 30,
2021
Risk free interest rate	1.71%
Expected term (years)	5.50
Expected volatility	228%
Expected dividends	0.00%

The Company granted options for the purchase of 586,959 (2,347,835,948 pre-reverse stock split) shares of common stock during the six months ended June 30, 2021.

The Company did not issue stock options during the six months ended June 30, 2020.

The grant date fair value of options issued during the six months ended June 30, 2021 was $27,736,052.

A summary of the option activity during the six months ended June 30, 2021 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options(1)	Price(1)	In Years	Value
Outstanding, January 1, 2021	1,215	$3,920	6.2	-
Granted	586,959	47.60
Forfeited	(126)	3,000
Outstanding, June 30, 2021	588,048	$55.60	9.4	$-

Exercisable, June 30, 2021	294,532	$63.20	9.7	$-

1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

The following table presents information related to stock options at June 30, 2021:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price(1)	Options(1)	In Years	Options(1)
$0.00 - $48	586,959	9.8	293,479
$1,040 - $2,960	44	8.2	44
$3,000 - $3,960	1,026	5.4	990
$4,000 - $23,960	1	3.0	1
$24,000 - $79,960	9	2.5	9
$80,000 - $120,000	9	0.7	9
	588,048	9.7	294,532

1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

On March 18, 2021, the Company, pursuant to two employment agreements, granted to its Chief Executive Officer and Chairman of the Board and its Vice President, Research and Development options to purchase an aggregate of 586,959 (2,347,835,948 pre-reverse stock split) shares of the Company’s common stock (See Note 7 – Commitments and Contingencies). The options have an exercise price of $47.60 ($0.0119 pre-reverse stock split) per share and vest to the extent of 50% on the date of grant, 25% on the one-year anniversary of the grant date, and 25% on the two-year anniversary of the grant date.

Restricted Stock Units

Pursuant to the 2021 Plan, the Company grants RSUs to employees, consultants, or non-employee directors (“Eligible Individuals”). The number, terms, and conditions of the RSUs that are granted to Eligible Individuals are determined on an individual basis by the plan administrator. On the distribution date, the Company shall issue to the Eligible Individual one unrestricted, fully transferable share of the Company’s common stock (or the fair market value of one such share in cash) for each vested and nonforfeitable RSU.

On March 18, 2021, the Company, pursuant to two employment agreements, granted an aggregate of 293,479 (1,173,917,974 pre-reverse stock split) RSUs to its Chief Executive Officer and Chairman of the Board and its Vice President, Research and Development (See Note 7 – Commitments and Contingencies) with a fair value of $47.60 ($0.0119 pre-reverse stock split) per share. The RSUs vest to the extent of one-third on the one-year anniversary of the grant date, one-third on the two-year anniversary of the grant date, and one-third on the three-year anniversary of the grant date.

A summary of our unvested RSUs as of June 30, 2021 is as follows:

Number of
Shares(1)
Outstanding, January 1, 2021	-
Granted	293,479
Forfeited	-
Vested	-
Outstanding, June 30, 2021	293,479

1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

The following table presents information related to stock compensation expense:

						Weighted
						Average
	For the Three Months Ended		For the Six Months Ended		Unrecognized at	Remaining Amortization
	June 30,		June 30,		June 30,	Period
	2021	2020	2021	2020	2021	(Years)
Consulting	$-	$33,589	$-	$67,178	$-	-
Research and development	24,304	59,195	49,425	121,007	32,055	0.3
General and administrative	2,902,160	126,480	16,953,806	252,960	24,766,962	2.3
	$2,926,464	$219,264	$17,003,231	$441,145	$24,799,017	2.3

Note 8 - STOCKHOLDERS’ DEFICIT

Authorized Capital and 2010 Equity Plan

In March 2019, the Board of Directors of the Company approved an increase in the number of authorized shares of common stock to 150,000,000, subject to stockholder approval. Additionally, the Board of Directors approved an increase in the number of authorized shares issuable under the Company’s 2010 Equity Participation Plan to 5,000 (20,000,000 pre-reverse stock split), subject to stockholder approval. In May 2019, such stockholder approval was obtained.

In March 2019, the Board of Directors determined to submit to the Company’s stockholders for their approval amendments to the Certificate of Incorporation of the Company (with the Board of Directors having the authority to select and file one such amendment) to effect a reverse split of the Company’s common stock at a ratio of not less than 1-for-2 and not more than 1-for-20, with the Board of Directors having the discretion as to whether or not the reverse stock split was to be effected, and with the exact ratio of any reverse stock split to be set at a whole number within the above range as determined by the Board of Directors in its discretion. Concurrently, the Board of Directors determined to submit to the Company’s stockholders for their approval a proposal to authorize the Board of Directors, in the event the reverse stock split proposal was approved by the stockholders, in its discretion, to reduce the number of authorized shares of common stock in proportion to the percentage decrease in the number of outstanding shares of common stock resulting from the reverse split (or a lesser decrease in authorized shares of common stock as determined by the Board of Directors in its discretion). In May 2019, the Company’s stockholders approved the foregoing proposals.

On November 13, 2019 the Board of Directors and stockholders approved an increase in the number of authorized shares of common stock to 300,000,000, as well as the grant to the Board of Directors of authority to adopt an amendment to the Certificate of Incorporation of the Company to effect a reverse split of the Company’s common stock at a ratio of not less than 1-for-2 and not more than 1-for-100. As of the date of this filing the reverse stock split has not been effected.

On November 16, 2020, and pursuant to the Chapter 11 plan of reorganization the Company filed a Certificate of Amendment to its Certificate of Incorporation pursuant to which, among other things, the number of shares of common stock authorized to be issued by the Company has been increased to 300,000,000,000 and the par value of the shares of its common stock has been reduced to $0.0001 per share. The effect of the change in par value has been reflected in the statement of changes in stockholders’ equity for the years ended December 31, 2020 and 2019.

Compensatory Common Stock Issuance

During the year ended December 31, 2019, the Company issued 19 (75,000 pre-reverse stock split) shares of immediately vested shares of common stock value at $30,000 to a consultant for services rendered.

Warrant and Option Valuation

The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. The expected term used for warrants and options issued to non-employees is the contractual life and the expected term used for options issued to employees and directors is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” employee option grants. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Common Stock and Warrant Offerings

During the year ended December 31, 2019, the Company issued an aggregate of 1,416 (5,663,301 pre-reverse stock split) shares of common stock of the Company, five-year immediately vested warrants to purchase an aggregate of 1,153 (4,611,746 pre-reverse stock split) shares of common stock of the Company at exercise prices ranging from $800 ($0.20 pre-reverse stock split) per share to $4,000 ($1.00 pre-reverse stock split) per share and one-year immediately vested warrants to purchase an aggregate of 263 (1,051,555 pre-reverse stock split) shares of common stock of the Company at an exercise price of $2,800 ($0.70 pre-reverse stock split) per share to certain investors for aggregate gross proceeds of $1,658,500. The warrants had an aggregate grant date fair value of $1,240,165. The warrants were subject to the Company’s sequencing policy and, as a result, were initially recorded as derivative liabilities. See Note 9 – Derivative Liabilities for additional details.

During the year ended December 31, 2019, the Company issued five-year immediately vested warrants to purchase an aggregate of 99 (395,000 pre-reverse stock split) shares of the Company’s common stock in association with the issuance of certain convertible debt. The warrants have exercise prices ranging from $1,400 ($0.35 pre-reverse stock split) per share to $4,000 ($1.00 pre-reverse stock split) per share. The warrants had an aggregate grant date fair value of $116,200. The warrants were subject to the Company’s sequencing policy and, as a result, were initially recorded as derivative liabilities. See Note 9 – Derivative Liabilities for additional details.

During the year ended December 31, 2019, the Company and a warrant holder agreed to reduce the exercise prices of an aggregate of 528 (2,111,111 pre-reverse stock split) outstanding warrants previously issued with original exercise prices of $2,800 and $3,400 ($0.70 and $0.85 pre-reverse stock split) per share to an exercise price of $600 ($0.15 pre-reverse stock split) per share and extend expiration dates of such outstanding warrants from dates between February 2020 and May 2020 to new expiration dates between February 2024 and May 2024. See Note 9 – Derivative Liabilities for additional details. As a result, the Company recorded a decrease in the derivative liability of $233,333 for the 833 (3,333,333 pre-reverse stock split) warrants remaining under the Company’s sequencing policy.

During the year ended December 31, 2020, the Company issued 250 (1,000,000 pre-reverse stock split) shares of the Company’s common stock and a five-year immediately vested warrant for the purchase of 250 (1,000,000 pre-reverse stock split) shares of the Company’s common stock with an exercise price of 60 ($0.015 pre-reverse stock split) per share to a certain investor for gross proceeds of $10,000. The warrants had an aggregate grant date fair value of $10,000. The warrants were subject to the Company’s sequencing policy and, as a result, were initially recorded as derivative liabilities. See Note 7 - Derivative Liabilities for additional details.

During the year ended December 31, 2020, the Company issued five-year immediately vested warrants to purchase an aggregate of 3,806,567 (15,226,346,970 pre-reverse stock split) shares of the Company’s common stock in association with the issuance of certain secured convertible debt pursuant to the Plan (See Note 7 – Convertible Notes – Issuances). The warrants have exercise prices ranging between $2 and $4 ($0.0005 and $0.001 pre-reverse stock split) per share. The warrants along with the beneficial conversion feature had an aggregate relative fair value of $5,075,449 and was recorded as a debt discount.

The above mentioned warrants contain anti-dilution protection, whereas, if the Company, at any time while the warrants are outstanding, shall, among other events, sell or grant any option to purchase, or sell or grant any right to reprice, or otherwise dispose of or issue any common stock or securities entitling any person or entity to acquire shares of common stock at an effective price per share less than the existing exercise price then the exercise price of the warrants shall be reduced at the option of the warrant holder to such lower price and the number of shares issuable upon exercise of the warrants shall be correspondingly increased.

Warrant Compensation

The Company recorded stock–based compensation expense of $- and $56,000 for the years ended December 31, 2020 and 2019, respectively, related to stock warrants issued as compensation, which is reflected as consulting expense in the consolidated statements of operations.

Warrant Activity Summary

In applying the Black-Scholes option pricing model to warrants granted or issued, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2020	2019
Risk free interest rate	0.41% - 1.63%	1.38% - 2.62%
Expected term (years)	5.00 - 5.00	1.00 - 5.00
Expected volatility	202% - 278%	140% - 167%
Expected dividends	0.00%	0.00%

The weighted average estimated fair value of the warrants granted during the years ended December 31, 2020 and 2019 was approximately $40 and $920 ($0.01 and $0.23 pre-reverse stock split) per share, respectively.

During the year ended December 31, 2020 and subsequent to the Effective Date, the Company issued an aggregate of 54,449 (217,796,200 pre-reverse stock split) shares of the Company’s common stock, with fair value range of $25.20 to $67.60 ($0.0063 to $0.0169 pre-reverse stock split), as a result of the cashless exercise of 57,919 (231,677,703 pre-reverse stock split) warrants to Auctus.

A summary of the warrant activity during the years ended December 31, 2020 and 2019 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants(1)	Price(1)	In Years	Value
Outstanding, January 1, 2019	871	$14,520
Granted	1,541	1,760
Exercised	-	-
Forfeited	(317)	21,640
Outstanding, December 31, 2019	2,095	$5,720
Issued	3,806,837	2.80
Exercised	(57,920)	4.00
Expired	(415)	8,560
Outstanding, December 31, 2020	3,750,597	$4.40	2.9	$95,965,883

Exercisable, December 31, 2020	3,750,597	$4.40	2.9	$95,965,883

(1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

The following table presents information related to stock warrants at December 31, 2020:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price(1)	Warrants(1)	In Years	Warrants(1)
$0.00 - $60	3,748,917	2.9	3,748,917
$800 - $7,960	1,277	3.5	1,277
$8,000 - $11,960	19	2.8	19
$12,000 - $15,960	18	2.5	18
$16,000 - $19,960	323	1.0	323
$20,000 - $23,960	43	0.5	43
	3,750,597	2.9	3,750,597

1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

Stock Options

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

For the Years Ended
December 31,
2019
Risk free interest rate	1.47% - 2.72%
Expected term (years)	10.00
Expected volatility	133% - 140%
Expected dividends	0.00%

The weighted average estimated fair value of the stock options granted during the years ended December 31, 2020 and 2019, was approximately $- and $1,440 ($0.36 pre-reverse stock split) per share, respectively.

During the year ended December 31, 2019, the Company issued the Chairman of the Disc Committee of its Scientific Advisory Board (the “Disc Committee Chairman”) a ten-year option to purchase up to 18 (70,000 pre-reverse stock split) shares of the Company’s common stock at an exercise price of $4,000 ($1.00 pre-reverse stock split) per share. The options vest ratably over three years on the issuance date anniversaries. The grant date value of the option of $44,247 will be recognized over the expected vesting period as consulting expense in the consolidated statements of operations.

During the year ended December 31, 2019, the Board of Directors reduced the exercise price of outstanding stock options for the purchase of an aggregate of 1,158 (4,631,700 pre-reverse stock split) shares of common stock of the Company (with exercise prices ranging between $4,000 and $18,800 ($1.00 and $4.70 pre-reverse stock split) per share) to $3,000 ($0.75 pre-reverse stock split) per share, which was the closing price for the Company’s common stock on the day prior to determination, as reported by the OTCQB market. The exercise price reduction related to options held by, among others, the Company’s officers, directors, advisors and employees. The incremental value of the modified options compared to the original options, both valued as of the respective modification date, of $452,637 is being recognized over the vesting term of the options, which will be reflected as consulting, research and development, and general and administrative expenses in the amounts of $187,861, $56,856 and $207,920, respectively, in the consolidated statements of operations.

During the year ended December 31, 2019, the Company issued the Disc Committee Chairman an immediately vested ten-year option to purchase up to 44 (175,000 pre-reverse stock split) shares of the Company’s common stock at an exercise price of $1,040 ($0.26 pre-reverse stock split) per share. The grant date value of the option of $43,141 was immediately recognized as consulting expense in the consolidated statements of operations.

A summary of the option activity during the years ended December 31, 2020 and 2019 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options(1)	Price(1)	In Years	Value
Outstanding, January 1, 2019	1,176	$12,840
Granted	61	1,440
Forfeited	(17)	11,160
Outstanding, December 31, 2019	1,220	$3,960
Issued	-	-
Expired	(5)	5,960
Outstanding, December 31, 2020	1,215	$3,920	6.2	$-

Exercisable, December 31, 2020	1,174	$3,960	6.1	$-

(1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

The following table presents information related to stock options at December 31, 2020:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price(1)	Options(1)	In Years	Options(1)
$1,040 - $2,960	44	8.7	44
$3,000 - $3,960	1,152	6.1	1,111
$4,000 - $23,960	1	3.5	1
$24,000 - $79,960	9	3.0	9
$80,000 - $120,000	9	1.2	9
	1,215	6.1	1,174

(1)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

The following table presents information related to stock option expense:

				Weighted
				Average
				Remaining
	For the Years Ended		Unrecognized at	Amortization
	December 31,		December 31,	Period
	2020	2019	2020	(Years)
Consulting	$110,557	$539,690	$-	-
Research and development	177,281	417,838	81,482	0.8
General and administrative	403,863	670,995	15,073	0.8
	$691,701	$1,628,523	$96,555	0.8